Non-financial Assets and Liabilities - Summary of Deferred Tax Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Deferred tax assets
Tax losses	$ 55,904	$ 74,660
Other temporary differences	669	3,566
Total deferred tax assets	56,573	78,226
Deferred tax liabilities
Intangible assets	76,652	127,519
Total deferred tax liabilities	76,652	127,519
Net deferred tax liabilities	20,079	49,293
Deferred tax assets expected to be settled after 12 months	56,573	78,226
Deferred tax liabilities expected to be settled within 12 months	147	147
Deferred tax liabilities expected to be settled after 12 months	$ 76,505	$ 127,372